Investments in associates and joint ventures - Summary income statement of Moet Hennesy (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of associates [line items]
Sales	£ 17,113	£ 15,452	£ 12,733
Profit for the year	3,766	3,338	2,799
Total comprehensive income	2,964	4,820	1,934
Moet Hennessy
Disclosure of associates [line items]
Sales	6,003	5,553	4,819
Profit for the year	1,117	1,250	985
Total comprehensive income	£ 1,161	£ 1,269	£ 999